Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend Income Fund	Sep. 08, 2023
Fidelity Flex Freedom Blend Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.33%)
Past 5 years	1.81%
Since Inception	2.28%
Fidelity Flex Freedom Blend Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.92%)
Past 5 years	0.31%
Since Inception	0.79%
Fidelity Flex Freedom Blend Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.46%)
Past 5 years	0.95%
Since Inception	1.30%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.21%	[1]
F0199
Average Annual Return:
Past 1 year	(11.04%)
Past 5 years	1.86%
Since Inception	2.26%	[1]

[1]	AFrom June 8, 2017.